Initial Adoption of IFRS 15 and IFRS 9	12 Months Ended
Dec. 31, 2017
Initial Adoption of IFRS 15 and IFRS 9
Initial Adoption of IFRS 15 and IFRS 9

27.     Initial Adoption of IFRS 15 and IFRS 9

In the first quarter of 2018, the Group adopted IFRS 15 Revenue from Contracts with Customers and IFRS 9 Financial Instruments, which are applicable for annual periods beginning on January 1, 2018 (see Note 2 (z)). Although the Company’s management does not expect a material impact for the adoption of these new standards in the Group’s consolidated financial statements for the year ended December 31, 2018, the Company’s evaluation of the impact could change if the Company enters into new revenue contracts with customers or new financial instruments agreements in the future, or interpretations of the guidance contained in these new standards further evolve.

IFRS 15

In connection with the initial adoption of IFRS 15 in the first quarter of 2018, the Company’s management (i) reviewed significant revenue streams and identified certain effects on the Group’s revenue recognition in the Sky and Cable segments; (ii) used the retrospective cumulative method, which consists in recognizing any cumulative adjustment resulting from the new standard at the date of initial adoption in consolidated equity; and (iii) the comparative information for the years ended December 31, 2017 and 2016, will not be restated and will continue to be reported under the financial reporting standards in effect in those periods. Based on the Group’s existing customer contracts and relationships, the implementation of the new standard did not have a material impact on the Group’s consolidated financial statements upon adoption. While not expected to be material, the more significant effects to the Group’s revenue recognition are described as follows:

Content

The Group recognizes customer deposits and advance agreements for advertising services in the consolidated statement of financial position when these agreements are executed either with a consideration in cash paid by customers or with short-term non-interest bearing notes received from customers in connection with annual (“upfront basis”) and from time to time (“scatter basis”) prepayments (see Note 7). In connection with the initial adoption of IFRS 15, customer deposits and advances agreements are presented by the Group as a contract liability in the consolidated statement of financial position when a customer pays consideration, or the Group has a right to an amount of consideration that is unconditional, before the Group transfers services to the customer. Under the guidelines of IFRS 15, a contract liability is a Group’s obligation to transfer services or goods to a customer for which the Group has received consideration, or an amount of consideration is due, from the customer. The Company’s management has consistently recognized that an amount of consideration is due, for legal and finance purposes, when a short-term non-interest bearing note is received from a customer in connection with a deposit or advance agreement entered into with the customer for advertising services to be rendered by the Group in the short term. Accordingly, there was no effect in the recognition of a contract liability for deposits and advances agreements with customers in the Group’s consolidated statement of financial position at the adoption date of IFRS 15.

Sky

Through December 31, 2017, equipment installation revenues and commissions for obtaining contracts with customers in this segment were accounted for as they were incurred. Beginning on January 1, 2018, in accordance with the new standard, certain equipment installation revenues and incremental costs for obtaining contracts with customers, primarily commissions, are recognized as assets in the Group´s consolidated statement of financial position and amortized in the expected life of contracts with customers.

Cable

Through December 31, 2017, commissions for obtaining contracts with customers in this segment were accounted for as they were incurred. Beginning on January 1, 2018, in accordance with the new standard, incremental costs for obtaining contracts with customers, primarily commissions, are recognized as assets in the Group’s consolidated statement of financial position and amortized in the expected life of contracts with customers.

In the telecommunications business of this segment, as required by the new standard, the Company’s management reviewed the terms and conditions of the most significant contracts on an individual basis, and concluded that the effects of IFRS 15 were not significant at the adoption date.

The Group’s management continues its assessment of potential changes to its disclosures under the new standard, which are expected to be increased in its consolidated financial statements for annual periods beginning on and after January 1, 2018.

UHI

UHI, an associate of the Company, is adopting the new revenue standard in the first quarter of 2018. The adoption of the new revenue standard is not expected to have a material impact on UHI’s consolidated financial statements, principally because UHI has not had significant changes in the way it records advertising revenue, subscription revenue, and a significant portion of its content licensing revenue. However, it is possible that UHI’s evaluation of the impact of the new guidance on certain transactions could change if there are additional interpretations of the new revenue guidance that are different from the UHI’s conclusions.

IFRS 9

In connection with the initial adoption of IFRS 9 in the first quarter of 2018, and based on the Group’s existing financial instruments, related contracts and hedge relationships as of December 31, 2017, the implementation of the new standard did not have a material impact on the Group’s consolidated financial statements upon adoption.

In connection with the classification and measurement of the Group’s relevant available-for-sale financial assets as of December 31, 2017, the Company’s management is still analyzing whether they will continue to be recognized at fair value in the consolidated statement of financial position with changes in fair value recognized as other comprehensive income or loss.

With respect to recognition of impairment of financial assets, specifically those related to accounts receivable, the Group adopted the simplified approach allowed by IFRS 9.

Although the Company’s management does not expect significant changes in the measurement of financial instruments, the Group will be concluding the process of determining the adoption impact of this standard in the first quarter of 2018.